DIRECT OPERATING COSTS - Schedule of Lists of Direct Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Inventory costs	$ 30,333	$ 22,854	$ 27,351
Subcontractor and consultant costs	3,426	3,557	4,228
Concession construction materials and labor costs	235	163	229
Depreciation and amortization expense	2,283	2,165	1,804
Compensation	4,123	3,546	3,123
Other direct costs	2,751	2,345	3,396
Total	$ 43,151	$ 34,630	$ 40,131